Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
USD
As at December 31,	$ 21
Issuance of common stock due conversion of loan (Note 8)	815	$ 3,136
Issuance of common stock due to exercise of warrants	194
As at December 31,	$ 369
Common Shares issued and fully paid
Number of shares
As at December 31,	5,227,159	3,209,327
Issued during the period for share based compensation (Note 9)	21,740	5,780
Issuance of common stock due conversion of loan (Note 8)	1,167,767	1,132,191
Issuance of new common stocks	85,830,000
As at December 31,	92,246,666	4,347,298
USD
As at December 31,	$ 21	$ 13
Issuance of common stock due conversion of loan (Note 8)	5	4
Issuance of new common shares	343
As at December 31,	$ 369	$ 17